Schedule I-Condensed Financial Information (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
ASSETS
Cash and cash equivalents	$ 513,196	¥ 3,324,384	$ 739,565	¥ 4,790,751	¥ 2,026,264	¥ 775,477
Investment to an affiliate	39,011	252,706		287,390
Other investments	75,622	489,862		102,792
Total assets	3,092,952	20,035,522		16,951,041
LIABILITIES AND EQUITY
Convertible senior notes	626,475	4,058,181		3,854,985
Total liabilities	2,535,159	16,422,255		14,252,973
EQUITY:
Treasury stock, at cost (nil and 1,614,135 Class A shares as of December 31, 2014 and December 31, 2015, respectively)	(130,401)	(844,711)
Additional paid-in capital	438,203	2,838,591		2,538,217
Retained earnings	249,500	1,616,209		26,544
Accumulated other comprehensive loss	(10,957)	(70,981)		(10,711)
Total Vipshop Holdings Limited shareholders' equity	546,357	3,539,184		2,554,124
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,092,952	20,035,522		16,951,041
Parent company
ASSETS
Cash and cash equivalents		255		975	576
Investment to an affiliate		137,401		279,244
Other investments		414,362		84,792
Available-for-sale securities investments		38,406
Investment in subsidiaries		3,357,207		1,197,222
Amount due from subsidiaries		3,861,551		4,863,575
Total assets		7,809,182		6,425,808
LIABILITIES AND EQUITY
Accrued expenses		211,817		16,699
Convertible senior notes		4,058,181		3,854,985
Total liabilities		4,269,998		3,871,684
EQUITY:
Treasury stock, at cost (nil and 1,614,135 Class A shares as of December 31, 2014 and December 31, 2015, respectively)		(844,711)
Additional paid-in capital		2,838,591		2,538,217
Retained earnings		1,616,209		26,544
Accumulated other comprehensive loss		(70,981)		(10,711)
Total Vipshop Holdings Limited shareholders' equity		3,539,184		2,554,124	¥ 1,472,596	¥ 514,501
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 7,809,182		¥ 6,425,808
Additional disclosure
Treasury shares (in shares) | shares	1,614,135	1,614,135	0	0
Class A ordinary shares
EQUITY:
Ordinary shares	$ 10	¥ 65		¥ 63
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued | shares	100,085,519	100,085,519	98,028,314	98,028,314
Common shares, shares outstanding | shares	100,085,519	100,085,519	98,028,314	98,028,314
Treasury shares (in shares) | shares	1,614,135	1,614,135	0	0
Class A ordinary shares | Parent company
EQUITY:
Ordinary shares		¥ 65		¥ 63
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued | shares	100,085,519	100,085,519	98,028,314	98,028,314
Common shares, shares outstanding | shares	100,085,519	100,085,519	98,028,314	98,028,314
Class B ordinary shares
EQUITY:
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358	16,510,358	16,510,358
Class B ordinary shares | Parent company
EQUITY:
Ordinary shares		¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358	16,510,358	16,510,358